NON CONTROLLING INTERESTS (Tables)	12 Months Ended
Dec. 31, 2021
SCHEDULE OF SUBSIDIARIES OF NON-CONTROLLING INTERESTS	The following Company subsidiaries which have non-controlling interests:
	December 31,	December 31,
	2021	2020

Cust2mate	$(1,026)	$-
AAI	419	520
	$(607)	$520